Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes (Tables) [Line Items]
Schedule of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows:

	September 30, 2025	December 31, 2024
Other Asset assets:
Deferred tax assets	$6,444,972	$661,904
Valuation allowance	(6,444,972)	-
Net deferred tax asset	$-	$661,904
Deferred tax liabilities	-	(423,413)
Net deferred tax assets and liabilities	$-	$238,491

The components of the deferred income tax assets and liabilities were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward	$190,907	$—
Accrued stock compensation	198,575	—
Accrued liabilities	268,766	—
Other	3,656	—
Gross deferred tax asset	$661,904	$—
Less valuation allowance	—	—
Net deferred tax asset	$661,904	$—
Deferred tax liabilities:
Goodwill	(423,413)	—
Total deferred tax liability	$(423,413)	$—
Net deferred tax asset	$238,491	$—

Schedule of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Current:
Federal	$—	—
State and local	8,900	—
Total current provision	8,900	—
Deferred:
Federal	$(814,350)	$—
State and local	(183,352)	—
Total deferred benefit	(997,702)
Total benefit	(988,802)	—

Schedule of Effective Tax Rate

The effective tax rate differs from the statutory tax rates as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Tax at statutory federal rate	21.00%	—%
State income taxes, less federal income tax benefits	1.6%	—%
Investment in Sunergy Renewables, LLC	(0.5)%	—%
Noncontrolling interest in Sunergy Renewables, LLC	(12.1)%	—%
Income attributable to Sunergy Renewables prior to ESGEN Business Combination	(1.0)%	—%
Other	0.1%	—%
Provision for income taxes	9.1%	—%

Heliogen, Inc. [Member]
Income Taxes (Tables) [Line Items]
Schedule of Deferred Income Tax Assets and Liabilities

The components of the deferred tax assets and liabilities were as follows:

	December 31,
$ in thousands	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$75,618	$66,701
Share-based compensation	926	3,139
Operating lease liabilities	1,422	4,399
Capitalized research and development costs	8,974	7,985
Provision for contract losses	—	22,452
Other	4,357	4,571
Gross deferred tax assets	91,297	109,247
Less: Valuation allowance	(84,569)	(96,346)
Net deferred tax assets	6,728	12,901
Deferred tax liabilities:
Depreciation and amortization	—	(1,340)
Operating lease right-of-use assets	(1,250)	(4,158)
Other	(5,478)	(7,403)
Total deferred tax liabilities	(6,728)	(12,901)
Net deferred income taxes	$—	$—

Schedule of Provision (Benefit) for Income Taxes	Provision for income taxes consisted of the following:
	Year Ended December 31,
$ in thousands	2024	2023
Current:
State	$6	$1
Deferred:
Foreign	—	—
Provision for income taxes	$6	$1

Schedule of Effective Tax Rate

The effective tax rate of the Company differed from the federal statutory rate as follows:

	Year Ended December 31,
$ in thousands	2024		2023
U.S. federal statutory income tax rate	$6,836	21.0%	$(27,215)	21.0%
State taxes, net of federal benefit	3,061	9.4%	(9,566)	7.4%
Warrant liabilities remeasurement	(14)	—%	(114)	0.1%
Share-based compensation	1,483	4.6%	(1,303)	1.0%
Goodwill impairment	—	—%	212	(0.2)%
Valuation allowance	(11,776)	(36.2)%	37,751	(29.1)%
Other	416	1.2%	236	(0.2)%
Provision for income taxes	$6	—%	$1	—%

Schedule of Domestic and Foreign Pre-Tax Income

The domestic and foreign components of pre-tax income were as follows:

	Year Ended December 31,
$ in thousands	2024	2023
Domestic	$33,416	$(129,092)
Foreign	(863)	(505)
Net income (loss) before taxes	$32,553	$(129,597)